Acquisitions and divestitures - Fair value of assets acquired and liabilities assumed (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Jan. 12, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	€ 287,736		€ 282,664
Weekengo GmbH
Business Acquisition [Line Items]
Cash and cash equivalents		€ 85
Prepaid expenses and other current assets		54
Property and equipment, net		1,662
Goodwill		5,085
Intangible assets, net		675
Total Assets		7,561
Accounts payable		(121)
Other liabilities		(15)
Net assets acquired		€ 7,425